SHARE BASED COMPENSATION - Options to Restricted Shares (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2021 vote $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares			16,838,536	50,503,922	31,351,141
Granted (in dollars per share) | $ / shares			$ 2.27	$ 1.09	$ 0.07
Unrecognized compensation expense related to unvested share options | $			$ 194.1
Options to restricted shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares			1,665,825	245,167,369
Granted (in dollars per share) | $ / shares			$ 2.15	$ 1.66
Unrecognized compensation expense related to unvested share options | $			$ 40.1
Unrecognized compensation expense, period of recognition			1 year 8 months 12 days
Options to restricted shares | March 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares		224,000,000
Granted (in dollars per share) | $ / shares		$ 1.58
Expiration period		10 years
Options to restricted shares | December 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares	7,300,000
Granted (in dollars per share) | $ / shares	$ 3.11
Expiration period	10 years
Number of trading days | vote	60
Vesting period	4 years
Options to restricted shares | December 2021 | Director
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares	5,100,000
Granted (in dollars per share) | $ / shares	$ 3.38
Expiration period	10 years
Options to restricted shares | Tranche One | December 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%
Options to restricted shares | Tranche Two | December 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%
Options to restricted shares | Tranche Three | December 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%
Options to restricted shares | Tranche Four | December 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%